Intangible assets - Additional Information (Details) - USD ($)	Mar. 27, 2023	Nov. 30, 2022	Mar. 07, 2019	Mar. 27, 2017	Jun. 15, 2016	Jul. 31, 2015	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Consideration paid received		$ 301,654
Non-refundable royalty fee	$ 760,000
Distribution right [member] | Captivision Korea, Inc [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets						10 years
Percentage of consideration received			50.00%			50.00%
Consideration paid received						$ 8,571,404
Revaluation of intangible assets							$ 1,593,310
Distribution right [member] | G-SMATT America [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets					10 years
Percentage of consideration received					50.00%
Revaluation of intangible assets							3,120,320
Non-refundable royalty fee					$ 8,571,404
Distribution right [member] | G-SMATT Europe [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets				10 years
Percentage of consideration received				50.00%
Consideration paid received				$ 2,762,760
Revaluation of intangible assets							$ 1,131,886
Description of fully amortized intangible assets				amortized using the straight-line method over a useful life of 10 years